Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Trading Symbol	XELB
Entity Registrant Name	XCEL BRANDS, INC.
Entity Central Index Key	0001083220
Entity Filer Category	Smaller Reporting Company